UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21911
Old Mutual Absolute Return Master Fund, L.L.C.
(Exact name of registrant as specified in charter)

800 Westchester Avenue, S-618
Rye Brook, New York 10573
(Address of principal executive offices) (Zip code)
SEI Investments Distributors
1 Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-266-2200
Date of fiscal year end: March 31, 2011
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments
Old Mutual Absolute Return Master Fund, L.L.C.
Quarterly Schedule of Investments (Unaudited)
December 31, 2010
Investment Strategies as a Percentage of Total Investments

			% of
		Fair	Members’		Notice
Portfolio Fund	Cost	Value	Capital (1)	Liquidity (2)	Period	Lock-Up (7)

Directional:
COMAC Global Macro Fund, Ltd. (Shares: 6,019.880)	$823,353	$956,320	3.96%	Monthly	60	None
Edgestream Nais Fund, Ltd. (Shares: 911.935)	917,134	973,801	4.03%	Quarterly	14	None
Remington Investment Strategies, L.P.	650,000	772,595	3.20%	Annually	60	None
Tudor BVI Global Fund, Ltd.	803,973	930,992	3.86%	Quarterly	60	None

Total Directional	3,194,460	3,633,708	15.05%

Equity Strategies:
7x7 Institutional Partners, L.P.	618,753	723,598	3.00%	Monthly	60	None
Atlas Fundamental Trading Fund, L.P.	550,000	570,698	2.36%	Quarterly	60	None
Bluefin Investors, L.P.	500,000	516,448	2.14%	Quarterly	35	None
Cedar Hill Onshore Mortgage Opportunity Fund, L.P.	21,285	23,460	0.10%	Quarterly	180	None
Cobalt Partners, L.P.	925,000	984,935	4.08%	Semi-annually	60	Aug. 31, 2011
Cygnus Utilities, Infrastructure & Renewables, LLC	650,000	612,740	2.54%	Monthly	30	None
Expo Health Sciences Fund, L.P.	675,000	791,792	3.28%	Quarterly	30	None
FrontPoint Onshore Financial Services Fund, L.P.	750,000	756,490	3.13%	Quarterly	30	None
GEM Realty Securities, L.P. — Class A	375,000	439,402	1.82%	Annually	60	None
GEM Realty Securities, L.P. — Class B	475,000	548,405	2.27%	Quarterly	60	None
Iridian Opportunity Fund, L.P.	800,000	817,033	3.38%	Monthly	30	None
JANA Partners Qualified, L.P.	697,541	818,350	3.39%	Quarterly	60	None (5)
JANA Piranha Fund, L.P.	44,649	24,662	0.10%	N/A	N/A	Side Pocket (3)
JAT Capital Domestic Fund, L.P.	700,000	776,925	3.22%	Quarterly	45	None
Riley Paterson Asian Opportunities Fund	450,000	424,807	1.76%	Monthly	30	None
Turner Long/Short Equity, L.P.	550,000	568,974	2.36%	Quarterly	45	None
Two Sigma Spectrum U.S. Fund, L.P.	1,225,000	1,678,447	6.95%	Quarterly	55	None

Total Equity Strategies	10,007,228	11,077,166	45.88%

			% of
		Fair	Members’		Notice
Portfolio Fund	Cost	Value	Capital (1)	Liquidity (2)	Period	Lock-Up (7)

Event Driven:
Atwater Capital Partners, L.P.	$250,000	$272,795	1.14%	Quarterly	60	None
GCA Credit Opportunities Fund LLC	650,000	925,909	3.84%	Quarterly	60	None
GoldenTree Partners, L.P.	71,077	90,446	0.37%	N/A	N/A	Side Pocket (3)
Greywolf Capital Partners II, L.P.	8,509	5,523	0.02%	N/A	N/A	Side Pocket (3)
Hylas Capital Partners, L.P.	250,000	286,289	1.19%	Quarterly	60	None
Kingdon Credit Partners, L.P.	475,000	547,200	2.27%	Quarterly	90	None
RoundKeep Global Fund, L.P.	675,000	683,438	2.83%	Quarterly	65	None
Southpaw Credit Opportunity Partners, L.P.	775,000	934,331	3.87%	Semi-annually	60	None
Stone Lion Fund, L.P.	350,000	394,884	1.64%	Quarterly	90	Dec. 31, 2010

Total Event Driven	3,504,586	4,140,815	17.17%

Opportunistic:
D.E. Shaw Composite Fund, LLC	46,770	43,525	0.18%	Quarterly	90	None (3)
Everest Capital Global, L.P.	325,000	355,068	1.47%	Quarterly	90	None (6)
Manikay Onshore Fund, L.P.	450,000	473,930	1.96%	Quarterly	65	None
Perry Partners, L.P.	1,000,000	1,179,532	4.89%	Annually	90	Dec. 31, 2010/Mar. 31, 2011
Wexford Spectrum Fund, L.P.	935,000	1,030,949	4.27%	Quarterly	90	Dec. 31, 2010/Mar. 31, 2011

Total Opportunistic	2,756,770	3,083,004	12.77%

Relative Value:
Nisswa Tail Hedge Fund, L.P.	225,000	193,099	0.80%	Monthly	30	None

Total Relative Value	225,000	193,099	0.80%

Variable Bias:
Tree Capital Equity Fund I, L.P.	500,000	503,773	2.09%	Monthly	60	None

Total Variable Bias	500,000	503,773	2.09%

Total Portfolio Funds	20,188,044	22,631,565	93.76%

Cash Equivalent:
SDIT Prime Obligation Fund, Class A, 0.100% (4)	451,061	451,061	1.87%	Daily	None	None

Total Cash Equivalent	451,061	451,061	1.87%

Total Investments	$20,639,105	$23,082,626	95.63%

(1)	Percentages are based on Members’ Capital at December 31, 2010 of $24,138,681.

(2)	Liquidity terms shown apply after lock-up provisions.

(3)	Represents a side pocket balance which will be liquidated upon monetization of assets held in the side pocket.

(4)	The rate shown is the 7-day effective yield as of December 31, 2010.

(5)	Less than 3% of the investment has been deemed a side pocket investment.

(6)	No more than 50% can be redeemed in any quarter.

(7)	Represents the expiration date(s) of any applicable lock-up provisions.
As of December 31, 2010, the aggregate cost of investments for tax purposes was expected to be similar to book cost of $20,639,105. Net unrealized appreciation on investments for tax purposes was $2,443,521 consisting of $2,564,093 of gross unrealized appreciation and $(120,572) of gross unrealized depreciation.
The investments in Portfolio Funds shown above, representing 93.76% of Members’ Capital, have been fair valued in accordance with procedures established by the Board of Managers.

U.S. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The three levels of the fair value hierarchy under GAAP are described below:
•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The net asset value of the Fund is determined by or at the discretion of the Adviser as of the close of business as of the end of each month in accordance with the valuation principles as may be determined from time to time pursuant to policies established by the Fund’s Board of Managers (the “Board”). The net asset value of the Fund is primarily based on the fair value of each of its interests in Portfolio Funds.
As permitted under GAAP, the investments in portfolio funds are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying portfolio funds, without adjustment, when the net asset valuations of the portfolio funds are calculated (or adjusted by the Fund if necessary) in a manner consistent with GAAP for investment companies. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.
The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Fund’s Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund’s interests in a Portfolio Fund. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund’s net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. In its determination of fair value the Board considers subscription and redemption rights, including any restrictions on the redemptions from the Portfolio Funds. Investments in portfolio funds are included in either Level 2 or 3 of the fair value hierarchy. In determining the level, the Fund considers the length of time until the investment is redeemable including notice and lock up periods or any other restriction on the disposition of the investment. The Fund also considers the nature of the portfolios of the portfolios of the underlying portfolio funds and their ability to liquidate their underlying investments. Any such decision must be made in good faith, and subject to the review and supervision of the Board.
Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investment transactions are recorded on the effective date of the subscription to or redemption from the Portfolio Fund.
Interest income is recorded on an accrual basis and consists of interest earned on cash and cash equivalents.
As required by GAAP, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2010:

	Level 1 —
	Quoted Prices	Level 2 —
	in Active	Significant	Level 3 —
	Markets for	Other	Significant
	Identical	Observable	Unobservable		Total as of
Assets (at fair value)	Assets	Inputs	Inputs		December 31, 2010
Investments in Portfolio Funds	$—	$22,446,629	$184,936	*	$22,631,565
Cash Equivalent	451,061	—	—		451,061

Total	$451,061	$22,446,629	$184,936		$23,082,626

*	Level 3 investments consist of the following Portfolio Funds: Cedar Hill Onshore Mortgage Opportunity Fund, L.P., D.E. Shaw Composite Fund, LLC, GoldenTree Partners, L.P., Greywolf Capital Partners II, L.P.JANA Partners Qualified, L.P. and JANA Piranha Fund, L.P.
The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Beginning Balance	Realized and			Ending Balance
as of	unrealized	Net purchase/		as of
April 1, 2010	gains/(losses)	sales	Transfer in/out	December 31, 2010

$ 1,441,454	$(20,048)	$883,771	$(2,120,241)	$184,936

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial reports.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to its principal executive and principal financial officers, or persons performing similar functions in order to allow timely decisions regarding required disclosure.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Mutual Absolute Return Master Fund, L.L.C.

By (Signature and Title)*	/s/ Matthew J. Appelstein Matthew J. Appelstein, President & CEO
Date: March 1, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Matthew J. Appelstein Matthew J. Appelstein, President & CEO
Date: March 1, 2011

By (Signature and Title)*	/s/ Ross Weissman Ross Weissman, Treasurer and CFO
Date: March 1, 2011

*	Print the name and title of each signing officer under his or her signature.